Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Land Use Rights, Net.
Land use rights	¥ 216,489		¥ 216,489
Less: Accumulated amortization-land use rights	(11,309)		(7,674)
Total land use rights, net	¥ 205,180	$ 30,220	¥ 208,815